Cover	May 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2021
Entity File Number	333-226979
Entity Registrant Name	Assisted 4 Living, Inc.
Entity Central Index Key	0001719435
Entity Tax Identification Number	82-1884480
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6801 Energy Court
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34240
City Area Code	(888)
Local Phone Number	609-1169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false